UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	6/30
Date of reporting period:	09/30/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus BASIC New York Municipal Money Market Fund
September 30, 2014 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.4%	Rate (%)		Date	Amount ($)		Value ($)
Amherst,
GO Notes, BAN		1.00	11/13/14	1,000,000		1,000,980
Deutsche Bank Spears/Lifers Trust
(Series DBE-1162) (Westchester
County Industrial Development
Agency, IDR (Ardsley Housing
Associates, LLC Facility))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)		0.24	10/7/14	5,400,000 a,b,c		5,400,000
East Rochester Housing Authority,
Housing Revenue (Park Ridge
Nursing Home, Inc. Project)
(LOC; JPMorgan Chase Bank)		0.08	10/7/14	4,065,000	a	4,065,000
Erie County Industrial Development
Agency, IDR (Luminescent
System, Inc. Project) (LOC;
HSBC Bank USA)		0.20	10/7/14	1,545,000	a	1,545,000
Franklin County Civic Development
Corporation, Revenue (Alice
Hyde Medical Center Project)
(LOC; HSBC Bank USA)		0.04	10/7/14	1,000,000	a	1,000,000
Gloversville City School District,
GO Notes, BAN		1.50	1/16/15	1,000,000		1,002,975
Gowanda Central School District,
GO Notes, BAN		1.00	6/16/15	1,400,000		1,405,606
Liverpool Central School District,
GO Notes, RAN		1.00	7/8/15	1,100,000		1,105,037
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)

(LOC; M&T Trust)	0.09	10/7/14	4,500,000	a	4,500,000
Monroe County Industrial
Development Corporation,
Revenue (Saint Ann's Home for
the Aged Project) (LOC; HSBC
Bank USA)	0.06	10/7/14	1,605,000	a	1,605,000
Nassau County Industrial
Development Agency, Housing
Revenue (Rockville Centre
Housing Associates, L.P.
Project) (LOC; M&T Trust)	0.14	10/7/14	3,000,000	a	3,000,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.08	10/7/14	1,500,000	a	1,500,000
New York City,
GO Notes (LOC; Bayerische
Landesbank)	0.05	10/7/14	3,000,000	a	3,000,000
New York City,
GO Notes (LOC; Mizuho Bank,
Ltd.)	0.03	10/1/14	1,200,000	a	1,200,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (Arverne by
the Sea Project) (LOC; TD Bank)	0.06	10/7/14	2,900,000	a	2,900,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program -
Cobble Hill Health Center,
Inc. Project) (LOC; Bank of
America)	0.12	10/7/14	5,500,000	a	5,500,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Brooklyn
United Methodist Church Home
Project) (LOC; TD Bank)	0.04	10/7/14	2,000,000	a	2,000,000
New York City Industrial
Development Agency, IDR

(Novelty Crystal Corporation
Project) (LOC; TD Bank)	0.18	10/7/14	2,745,000	a	2,745,000
New York City Industrial
Development Agency, IDR
(Super-Tek Products, Inc.
Project) (LOC; Citibank NA)	0.29	10/7/14	3,460,000	a	3,460,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Mizuho Bank, Ltd.)	0.03	10/1/14	4,000,000	a	4,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Mizuho Bank, Ltd.)	0.03	10/1/14	1,500,000	a	1,500,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Royal Bank of Canada)	0.03	10/1/14	2,400,000	a	2,400,000
New York Convention Center
Development Corporation,
Revenue (Hotel Unit Fee
Secured) (Eagle Series
2014-0044) (LOC; Berkshire
Hathaway Assurance Corp. and
Liquidity Facility; Citibank
NA)	0.05	10/7/14	1,000,000 a,b,c		1,000,000
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (3 World Trade
Center Project) (LOC; JPMorgan
Chase Bank)	0.07	10/7/14	6,005,000	a	6,005,000
New York State Dormitory
Authority, Revenue (Le Moyne
College) (LOC; TD Bank)	0.04	10/7/14	1,600,000	a	1,600,000
New York State Housing Finance
Agency, Housing Revenue (20

River Terrace) (Liquidity
Facility; FNMA and LOC; FNMA)	0.04	10/7/14	500,000	a	500,000
New York State Housing Finance
Agency, Housing Revenue (505
West 37th Street) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.04	10/1/14	1,000,000	a	1,000,000
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens) (LOC;
Citibank NA)	0.07	10/7/14	4,900,000	a	4,900,000
Niagara County,
GO Notes, BAN	1.00	5/13/15	1,300,000		1,305,257
Peekskill City School District,
GO Notes, BAN	1.00	2/25/15	1,000,000		1,002,002
Port Authority of New York and New
Jersey, Equipment Notes	0.09	10/7/14	4,000,000	a	4,000,000
Port Chester,
GO Notes, BAN	1.00	2/25/15	1,500,000		1,503,727
Rockland County Industrial
Development Agency, IDR
(Intercos America, Inc.
Project) (LOC; HSBC Bank USA)	0.20	10/7/14	2,200,000	a	2,200,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project) (LOC;
M&T Trust)	0.14	10/7/14	1,900,000	a	1,900,000
Saratoga County Capital Resource
Corporation, Revenue (The
Saratoga Hospital Project)
(LOC; HSBC Bank USA)	0.04	10/7/14	1,725,000	a	1,725,000
Saratoga County Industrial
Development Agency, Civic
Facility Revenue (The Saratoga
Hospital Project) (LOC; HSBC
Bank PLC)	0.04	10/7/14	1,550,000	a	1,550,000
South Jefferson Central School

District, GO Notes, BAN	1.00	6/19/15	1,000,000		1,004,269
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; State Street Bank and
Trust Co.)	0.05	10/7/14	4,300,000	a	4,300,000
Victor,
GO Notes, BAN	0.63	12/18/14	1,000,000		1,000,584
Wallkill,
GO Notes, BAN	1.25	1/16/15	1,000,000		1,001,835
Watertown,
GO Notes, BAN	1.00	4/23/15	1,000,000		1,002,499

Total Investments (cost $94,334,771)			99.4%		94,334,771
Cash and Receivables (Net)			.6%		558,620
Net Assets			100.0%		94,893,391

a Variable rate demand note - rate shown is the interest rate in effect at September 30, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to $6,400,000 or 6.7% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At September 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement

CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	94,334,771
Level 3 - Significant Unobservable Inputs	-
Total	94,334,771

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 17, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 17, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)